ADVANCED SERIES TRUST

AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated February 4, 2019 to the

Currently Effective Prospectus and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for the Advanced Series Trust (the Trust) relating to the AST Goldman Sachs Mid-Cap Growth Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust’s Prospectus and SAI.

New Subadvisory Arrangements, Investment Strategy Change, Name Change and Benchmark Change

The Board of Trustees of the Trust has approved: (i) replacing Goldman Sachs Asset Management, L.P. (“GSAM”) as the subadviser to the Portfolio with Victory Capital Management Inc. and Massachusetts Financial Services Company; (ii) revising the investment strategy of the Portfolio; (iii) changing the name of the Portfolio to the AST Mid-Cap Growth Portfolio; and (iv) changing the Portfolio’s primary benchmark. These changes are expected to become effective on April 29, 2019.

To reflect these changes, the Prospectus and the SAI are hereby revised as follows, effective April 29, 2019:

I.	All references to the Portfolio are hereby changed to AST Mid-Cap Growth Portfolio.

II.

The description of the Portfolio’s Principal Investment Strategies in the “SUMMARY: AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby deleted and replaced with the description set forth below:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of mid-capitalization companies. For purposes of the Portfolio, mid- capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Growth Index (“Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of November 30, 2018, the range of the market capitalizations of the issuers in the Index was between $1.92 billion and $37.51 billion.

III.

The description of the Portfolio’s Past Performance in the “SUMMARY: AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus is hereby revised by adding the following information under the third paragraph:

Note: The AST Mid-Cap Growth Portfolio, formerly the AST Goldman Sachs Mid-Cap Growth Portfolio, changed subadvisers, changed its primary benchmark and changed certain of its investment strategies, effective April 29, 2019. The annual returns prior to April 29, 2019 for the Portfolio reflect the investment performance, investment operations, investment policies and investment strategies of the former subadviser, and do not represent the actual or predicted performance of the Portfolio or its current subadviser.

The Portfolio no longer compares its performance to the S&P MidCap 400 Index because the Manager believes that the Russell Midcap Growth Index provides a more appropriate basis for performance comparisons.

IV.	The table in the “SUMMARY: AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO – MANAGEMENT OF THE PORTFOLIO” section of the Prospectus is hereby deleted and replaced with the table set forth below:

Investment Managers	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Massachusetts Financial Services Company	Eric B. Fischman, CFA	Portfolio Manager	April 2019
AST Investment Services, Inc.		Paul Gordon	Portfolio Manager	April 2019
	Victory Capital Management Inc.	D. Scott Tracy, CFA	Chief Investment Officer	April 2019
		Stephen J. Bishop	Portfolio Manager	April 2019
		Melissa Chadwick-Dunn	Portfolio Manager	April 2019
		Christopher Clark, CFA	Portfolio Manager	April 2019
		Paul Leung, CFA	Portfolio Manager	April 2019

V.

The section of the Prospectus entitled “MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST – AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO – Principal Investment Policies” is hereby deleted and replaced with the information set forth below:

In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in securities issued by medium capitalization companies. The Portfolio normally pursues its objective by investing primarily in the common stocks of mid-capitalization companies. For purposes of the Portfolio, mid- capitalization companies are generally those that have market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap Growth Index (“Index”). The size of the companies in the Index changes with market conditions and the composition of the Index. As of November 30, 2018, the range of the market capitalizations of the issuers in the Index was between $1.92 billion and $37.51 billion.

Massachusetts Financial Services Company (MFS). MFS is responsible for managing a portion of the Portfolio’s assets. MFS normally invests the portion of the Portfolio’s assets assigned to it primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer. MFS focuses on investing the portion of the Portfolio’s assets assigned to MFS in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. MFS may invest the Portfolio’s assets in foreign securities. MFS normally invests the Portfolio’s assets across different industries and sectors, but MFS may invest a significant percentage of the Portfolio’s assets in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, may also be considered.

Victory Capital Management Inc. (Victory Capital). Victory Capital is also responsible for managing a portion of the Portfolio’s assets. Victory Capital’s investment franchise, RS Investments, employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process, and purchase decisions are based on the investment team’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations. The investment team regularly reviews the portion of the Portfolio’s assets assigned to Victory Capital and will sell securities when the team believes the securities are no longer attractive because (1) of price appreciation, (2) of a change in the fundamental outlook of the company or (3) other investments available are considered to be more attractive.

VI.	The section of the Prospectus entitled “HOW THE TRUST IS MANAGED – PORFOLIO MANAGERS – AST Goldman Sachs Mid-Cap Growth Portfolio” is hereby deleted and replaced with the information set forth below:

AST Mid-Cap Growth Portfolio

MFS Segment. The MFS co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by MFS are Eric B. Fischman, CFA and Paul Gordon.

Eric B. Fischman, CFA, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2000.

Paul Gordon, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2004.

Victory Capital Segment. The Victory Capital co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by Victory Capital are D. Scott Tracy, CFA, Stephen J. Bishop, Melissa Chadwick-Dunn, Christopher W. Clark, CFA, and Paul Leung, CFA.

D. Scott Tracy, CFA, is the Chief Investment Officer of the RS Investments Growth Team. His focus is on the financial and energy sectors of the Portfolio. Mr. Tracy has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Prior to joining RS Investments in 2001, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy holds a BA in history from Trinity College and an MBA from the University of California at Berkeley. Mr. Tracy is a CFA charterholder.

Stephen J. Bishop is a co-portfolio manager and analyst on the RS Investments Growth Team. Mr. Bishop has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. He joined RS Investments in 1996 as a research analyst primarily covering the technology sector, which remains his area of focus today. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of DeanWitter Reynolds, Inc. for two years. He has more than 20 years of investment experience. Mr. Bishop holds a BA in economics from the University of Notre Dame and an MBA from Harvard Business School.

Melissa Chadwick-Dunn is a co-portfolio manager and analyst on the RS Investments Growth Team. Her primary focus is on the healthcare sector of the Portfolio. Ms. Chadwick-Dunn has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2001, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A. Ms. Chadwick-Dunn holds a BA in economics, an MA in international relations from the University of Chicago and an MBA from the Wharton School of Business.

Christopher W. Clark, CFA, is a co-portfolio manager and analyst on the RS Investments Growth Team. His focus is on the healthcare and consumer staples sectors of the Portfolio. Mr. Clark has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2007, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the healthcare sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark holds a BA in economics from the University of Virginia. Mr. Clark is a CFA charterholder.

Paul Leung, CFA, is a co-portfolio manager and analyst on the RS Investments Growth Team. His focus is on the technology sector of the Portfolio. Mr. Leung has been with Victory Capital since 2016, when Victory Capital acquired RS Investments. Before joining RS Investments in 2012, he was a senior investment analyst at Ashland Capital Partners, where he focused on the technology sector. Prior to that, he held research and financial analyst positions at Sterling Johnston Capital Management from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung holds a BS in applied economics and business management from Cornell University. Mr. Leung is a CFA charterholder.

VII.	The table in Part I of the SAI entitled “Portfolio Subadvisers and Fee Rates” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Portfolio Subadviser and Fee Rates
Portfolio	Subadviser	Fee Rate
AST Mid-Cap Growth Portfolio	Massachusetts Financial Services Company	0.30% of average daily net assets to $1 billion; 0.275% of average daily net assets over $1 billion
	Victory Capital Management Inc.	0.28% of average daily net assets to $300 million; 0.25% of average daily net assets over $300 million to $600 million; 0.23% of average daily net assets over $600 million

VIII.	The table in Part I of the SAI entitled “Subadvisory Fees Paid by PGIM Investments” is hereby revised by adding a footnote (*) to the reference to GSAM for the Portfolio.

IX.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS” is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Subadvisers	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Portfolio Securities*, **
Massachusetts Financial Services Company	Eric B. Fischman, CFA	8/$25.7 billion	1/$98.4 million	15/$3.1 billion	None
	Paul Gordon	8/$25.7 billion	1/$98.4 million	15/$3.1 billion	None
Victory Capital Management Inc.	D. Scott Tracy, CFA	11/$5,828,252,419 1/$1,813,790,036	6/$472,626,016	4/$130,061,667 3/$122,497,327	None
	Stephen J. Bishop	12/$6,037,064,237 1/$1,813,790,036	6/$472,626,016	3/$116,187,355 2/$108,623,015	None
	Melissa Chadwick-Dunn	11/$5,828,252,419 1/$1,813,790,036	6/$472,626,016	3/$116,187,355 2/$108,623,015	None
	Christopher Clark, CFA	12/$6,037,064,237 1/$1,813,790,036	7/$542,454,637 1/$69,828,621	3/$116,187,355 2/$108,623,015	None
	Paul Leung, CFA	12/$6,037,064,237 1/$1,813,790,036	6/$472,626,016	3/$116,187,355 2/$108,623,015	None

*Information as of December 31, 2018.

** Portfolio Manager ownership of portfolio securities as of December 31, 2018.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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